SCHEDULE OF SENSITIVITY CHANGE IN FOREIGN CURRENCIES RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hong Kong, Dollars
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	$ (238,523)	$ (244,716)	$ (1,019,722)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	(170,732)	(48,365)	113,386
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	2,038	(3,686)	6,020
Peru, Nuevos Soles
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	8,986	(48,904)	(7,804)
Macau, Patacas
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	$ (4,782)	$ (765)	$ (2,735)